Public Offering - Additional Information (Details) - USD ($)		6 Months Ended	11 Months Ended	12 Months Ended
	Jun. 30, 2017	Jun. 30, 2019	Dec. 31, 2017	Dec. 31, 2018
Underwriting discounts			$ 9,000,000	$ 0
Deferred discount payable upon completion of business combination		$ 15,750,000	$ 15,750,000	$ 15,750,000
Class A ordinary shares
Public offering, number of units sold			0
Ordinary shares par value		$ 0.0001	$ 0.0001	$ 0.0001
Initial Public Offering
Public offering, number of units sold		45,000,000		45,000,000
Public offering, price per unit sold		$ 10.00		$ 10.00
Sale of units description		Each unit consists of one Class A ordinary share of the Company at $0.0001 par value and one-third of one warrant (a “Unit”).		Each unit consists of one Class A ordinary share of the Company at $0.0001 par value and one-third of one warrant (a “Unit”).
Warrant redemption price		$ 0.01		$ 0.01
Business combination period allowed after close date for private placement warrants to not expire				24 months
Warrant redemption terms		Once the Warrants become exercisable, the Company may redeem the outstanding Warrants in whole, but not in part, at a price of $0.01 per Warrant upon a minimum of 30 days’ prior written notice of redemption, and only in the event that the last sale price of the Company’s public shares equals or exceeds $18.00 per share for any 20 trading days within the 30-trading day period ending on the third trading day before the Company sends the notice of redemption to the Warrant holders. Additionally, 90 days after the Warrants become exercisable, the Company may redeem the outstanding Warrants in whole, but not in part, for Class A ordinary shares at a price based on the redemption date and “fair market value” of the Company’s Class A ordinary shares upon a minimum of 30 days’ prior written notice of redemption, and only in the event that the last sale price of the Company’s Class A ordinary shares equals or exceeds $10.00 per share on the trade date prior to the date on which the Company sends the notice of redemption to the Warrant holders. The “fair market value” of the Company’s Class A ordinary shares shall mean the average reported last sale price of the Company’s Class A ordinary shares for the 10 trading days ending on the third trading day prior to the date on which the notice of redemption is sent to the Warrant holders. The Company has agreed to use its best efforts to file a registration statement for the Class A ordinary shares issuable upon exercise of the Warrants under the Securities Act as soon as practicable, but in no event later than 15 business days following the completion of a Business Combination		Once the Warrants become exercisable, the Company may redeem the outstanding Warrants in whole, but not in part, at a price of $0.01 per Warrant upon a minimum of 30 days’ prior written notice of redemption, and only in the event that the last sale price of the Company’s Public Shares equals or exceeds $18.00 per share for any 20 trading days within the 30-trading day period ending on the third trading day before the Company sends the notice of redemption to the Warrant holders. Additionally, 90 days after the Warrants become exercisable, the Company may redeem the outstanding Warrants in whole, but not in part, for Class A ordinary shares at a price based on the redemption date and “fair market value” of the Company’s Class A ordinary shares upon a minimum of 30 days’ prior written notice of redemption, and only in the event that the last sale price of the Company’s Class A ordinary shares equals or exceeds $10.00 per share on the trade date prior to the date on which the Company sends the notice of redemption to the Warrant holders. The “fair market value” of the Company’s Class A ordinary shares shall mean the average reported last sale price of the Company’s Class A ordinary shares for the 10 trading days ending on the third trading day prior to the date on which the notice of redemption is sent to the Warrant holders. The Company has agreed to use its best efforts to file a registration statement for the Class A ordinary shares issuable upon exercise of the Warrants under the Securities Act as soon as practicable, but in no event later than 15 business days following the completion of a Business Combination
Underwriting discount percentage		2.00%		2.00%
Underwriting discounts	$ 9,000,000			$ 9,000,000
Deferred discount percentage		3.50%		3.50%
Deferred discount payable upon completion of business combination		$ 15,750,000		$ 15,750,000
Initial Public Offering | Class A ordinary shares
Public offering, number of units sold		45,000,000	45,000,000	45,000,000
Ordinary shares par value		$ 0.0001		$ 0.0001
Warrant holder entitled to purchase common stock percentage		33.00%		33.00%
Warrant holder entitled to purchase common stock per one share		100.00%		100.00%
Warrant redemption price		$ 11.50		$ 11.50
Initial Public Offering | Warrant
Sale of units description		Each whole warrant entitles the holder to purchase one Class A ordinary share at a price of $11.50 per share (a “Warrant”).		Each whole warrant entitles the holder to purchase one Class A ordinary share at a price of $11.50 per share (a “Warrant”).
Stock price at which warrants may be redeemed		$ 18.00		$ 18.00
Initial Public Offering | Warrant | Class A ordinary shares
Stock price at which warrants may be redeemed		$ 10.00		$ 10.00